Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Footnote) (Detail) € in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Oct. 31, 2015	Aug. 31, 2015	Jun. 30, 2015
Derivative [Line Items]
Minimum variable interest rate on debt	0.30%	0.30%
Maximum variable interest rate on debt	4.00%	4.00%
United States Dollar Denominated Interest Rate Swaption One [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Interest rate swap aggregate principal amount used to economically hedge on new debt	$ 155,000,000
Fixed Interest Rate	3.30%	3.30%
United States Dollar Denominated Interest Rate Swaption One [Member] | London Interbank Offered Rate (LIBOR) [Member] | Third Party [Member]
Derivative [Line Items]
Fixed Interest Rate					2.15%
United States Dollar Denominated Interest Rate Swaption Two [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Interest rate swap aggregate principal amount used to economically hedge on new debt	$ 160,000,000
Fixed Interest Rate	2.00%	2.00%
United States Dollar Denominated Interest Rate Swaption Two [Member] | London Interbank Offered Rate (LIBOR) [Member] | Third Party [Member]
Derivative [Line Items]
Fixed Interest Rate				1.97%
United States Dollar Denominated Interest Rate Swaption Three [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Interest rate swap aggregate principal amount used to economically hedge on new debt	$ 160,000,000
Fixed Interest Rate	3.10%	3.10%
United States Dollar Denominated Interest Rate Swaption Four [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Interest rate swap aggregate principal amount used to economically hedge on new debt	$ 160,000,000
Fixed Interest Rate	2.90%	2.90%
United States Dollar Denominated Interest Rate Swaption Four [Member] | London Interbank Offered Rate (LIBOR) [Member] | Third Party [Member]
Derivative [Line Items]
Fixed Interest Rate			1.83%
United States Dollar Denominated Interest Rate Swaption Five [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Interest rate swap aggregate principal amount used to economically hedge on new debt	$ 160,000,000
Fixed Interest Rate	1.80%	1.80%
Euro-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest rate swap aggregate principal amount used to economically hedge on new debt | €		€ 208.9
Reducing principal amount of interest rate swaps	$ 73,700,000	€ 70.1
Teekay LNG [Member] | United States Dollar Denominated Interest Rate Swaption Three [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Fixed Interest Rate				3.10%	3.34%
Teekay LNG [Member] | United States Dollar Denominated Interest Rate Swaption Five [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Fixed Interest Rate			2.935%
2016 Termination [Member] | Derivatives designated as a cash flow hedge [Member] | United States Dollar Denominated Interest Rate Swaption Three [Member]
Derivative [Line Items]
Interest rate swap aggregate principal amount used to economically hedge on new debt	$ 320,000,000